PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 40,127	$ 36,923
Accumulated depreciation	33,878	31,921
Deprecated cost	6,249	5,002
Depreciation	2,203	2,191	$ 2,334
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	16,038	14,613
Accumulated depreciation	13,273	12,066
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	20,680	19,430
Accumulated depreciation	19,039	18,430
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,197	1,071
Accumulated depreciation	598	550
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,212	1,809
Accumulated depreciation	$ 968	$ 875